COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS

16. COMMITMENTS

Capital commitments

As of December 31, 2011, commitments outstanding for the purchase of property, plant and equipment approximated $94,467,740.

Lease commitments

The Group has operating lease commitments principally for its plant and office of Nanjing Daqo. The lease expense was $nil, $32,136 and $612,856 for the year ended December 31, 2009, 2010 and 2011, respectively.

Future minimum lease payments are as follows:

Year ending December 31
2012	$487,058
2013	487,058
2014	487,058
2015	487,058
2016 and later	852,351

Total	$2,800,583